Financial risk - Derivatives held for risk management (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial instruments - assets			$ 10,805	$ 27,778
Derivative financial instruments - liabilities			28,455	$ 9,211
USD LIBOR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial instruments - assets	$ 0	$ 1,937	3,006
Derivative financial instruments - liabilities	$ 68,768	$ 88,768	$ 400,414